Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
Total cost	$ 81,105	$ 81,088
Less: Accumulated amortization	(30,909)	(30,326)
Less: Accumulated impairment losses	(50,219)	(49,778)
Exchange differences	23	7
Intangible assets, net		991
Computer software
Intangible assets, net
Total cost	23,819	23,802
Developed technologies
Intangible assets, net
Total cost	117	117
Customer relationship
Intangible assets, net
Total cost	2,135	2,135
Brand name
Intangible assets, net
Total cost	1,162	1,162
Contract backlog
Intangible assets, net
Total cost	585	585
Advertising contract
Intangible assets, net
Total cost	$ 53,287	$ 53,287